Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 TWD ($)
Disclosure of defined benefit plans [abstract]
2025	$ 2,214
2026	5,345
2027	8,537
2028	9,808
2029 and thereafter	30,311
Total	$ 56,215